Consolidated Statements of Comprehensive Income $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Condensed Statement of Income Captions [Line Items]
Consolidated net income			$ 16,331	$ 10,368	$ 12,630
Other comprehensive income, net of taxes:
Valuation of the effective portion of derivative financial instruments, net of taxes			1,836	543	(835)
Exchange differences on the translation of foreign operations and associates			(1,943)	(7,543)	(5,579)
Other comprehensive (loss) to be reclassified to profit or loss in subsequent periods			(107)	(7,000)	(6,414)
Items that will not be reclassified to profit or loss in subsequent periods:
Loss from equity financial asset classified at FVOCI			(393)	0	(216)
Re-measurements of the net defined benefit liability, net of taxes			(67)	(318)	(511)
Other comprehensive (loss) not to be reclassified to profit or loss in subsequent periods			(460)	(318)	(727)
Total other comprehensive (loss), net of tax			(567)	(7,318)	(7,141)
Consolidated comprehensive income for the year, net of tax			15,764	3,050	5,489
Attributable to:
Equity holders of the parent			15,264	4,150	5,541
Non-controlling interest			500	(1,100)	(52)
Consolidated comprehensive income for the year, net of tax			$ 15,764	$ 3,050	$ 5,489
Currency in which supplementary information is displayed [member]
Condensed Statement of Income Captions [Line Items]
Consolidated net income	[1]	$ 796
Other comprehensive income, net of taxes:
Valuation of the effective portion of derivative financial instruments, net of taxes	[2]	89
Exchange differences on the translation of foreign operations and associates	[2]	(95)
Other comprehensive (loss) to be reclassified to profit or loss in subsequent periods	[2]	(6)
Items that will not be reclassified to profit or loss in subsequent periods:
Loss from equity financial asset classified at FVOCI	[2]	(19)
Re-measurements of the net defined benefit liability, net of taxes	[2]	(3)
Other comprehensive (loss) not to be reclassified to profit or loss in subsequent periods	[2]	(22)
Total other comprehensive (loss), net of tax	[2]	(28)
Consolidated comprehensive income for the year, net of tax	[2]	768
Attributable to:
Equity holders of the parent	[2]	744
Non-controlling interest	[2]	24
Consolidated comprehensive income for the year, net of tax	[2]	$ 768

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3